SCHEDULE OF INTEREST PAYABLE (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Other Income and Expenses [Abstract]
Interest payable for Convertible Promissory Note	$ 71,918	$ 343,151
Interest payable for Filecoin borrowed as initial pledge for Filecoin mining business	51,432	75,854
Total interest payable	$ 123,350	$ 419,005